CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure Of Capital Stock Explanatory [Abstract]
Number, beginning of period | Share	1,660,000	2,570,000
Weighted Average Exercise Price, beginning of period | $ / shares	$ 0.76	$ 0.68
Expired | Share	(710,000)	(910,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.78	$ 0.53
Number, end of period | Share	950,000	1,660,000
Weighted Average Exercise Price, end of period | $ / shares	$ 0.75	$ 0.76